Consolidated Statements of Convertible Preferred Stock, Redeemable Noncontrolling Interests and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total Stockholders' (Deficit) attributable to Millendo Therapeutics, Inc.	Total Equity Attributable to Noncontrolling Interests
Balance at beginning (in shares) at Dec. 31, 2018		13,357,999
Balance at beginning at Dec. 31, 2018	$ 73,122	$ 13	$ 234,876	$ (164,086)	$ 148	$ 70,951	$ 2,171
Stockholders' Equity
Exercise of stock options (in shares)	97,225	97,225
Exercise of stock options	$ 361		361			361
Issuance of common stock to board of directors (in shares)		1,941
Issuance of common stock to board of directors	20		20			20
Issuance of common stock, net of issuance costs (in shares)		4,791,667
Issuance of common stock, net of issuance costs	26,491	$ 5	26,486			26,491
Exercise/forfeiture of BSPCE warrants (in shares)		17,713
Exercise/forfeiture of BSPCE warrants	111		958			958	(847)
Stock-based compensation expense	4,317		4,317			4,317
Foreign currency translation adjustment	17				17	17
Net income (loss)	(44,568)			(44,568)		(44,568)
Balance at end (in shares) at Dec. 31, 2019		18,266,545
Balance at end at Dec. 31, 2019	$ 59,871	$ 18	267,018	(208,654)	165	58,547	1,324
Stockholders' Equity
Exercise of stock options (in shares)	1,449	1,449
Exercise of stock options	$ 2		2			2
Issuance of common stock, net of issuance costs (in shares)		719,400
Issuance of common stock, net of issuance costs	5,650	$ 1	5,649			5,650
Exercise/forfeiture of BSPCE warrants (in shares)		12,307
Exercise/forfeiture of BSPCE warrants	78		734			734	(656)
Stock-based compensation expense	4,244		4,244			4,244
Foreign currency translation adjustment	287				287	287
Net income (loss)	(36,406)			(36,406)		(36,406)
Balance at end (in shares) at Dec. 31, 2020		18,999,701
Balance at end at Dec. 31, 2020	$ 33,726	$ 19	$ 277,647	$ (245,060)	$ 452	$ 33,058	$ 668